CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
CONSOLIDATED BALANCE SHEETS
Allowance for credit losses	$ 401,128	$ 401,128
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	40,165,603	207,585
Common stock, shares outstanding	40,165,603	207,585